Schedule of Investments (unaudited) April 30, 2020	iShares Edge MSCI Multifactor Intl Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.7%

Australia — 15.3%
AGL Energy Ltd.	4,502	$49,409
Aurizon Holdings Ltd.	13,581	41,257
Bendigo & Adelaide Bank Ltd.	3,353	14,187
BHP Group PLC	11,518	193,329
BlueScope Steel Ltd.	3,490	22,779
CIMIC Group Ltd.	668	10,633
Coca-Cola Amatil Ltd.	3,494	19,453
Cochlear Ltd.	397	47,202
Dexus	7,318	43,442
Flight Centre Travel Group Ltd.(a)	376	2,665
Fortescue Metals Group Ltd.	9,480	72,449
GPT Group	12,738	35,007
Harvey Norman Holdings Ltd.(a)	3,842	6,893
Magellan Financial Group Ltd.	868	28,433
Medibank Pvt Ltd.	18,712	32,780
Mirvac Group	26,757	38,880
Newcrest Mining Ltd.	3,097	61,733
Qantas Airways Ltd.	4,968	12,339
Rio Tinto Ltd.	2,560	144,285
Rio Tinto PLC	4,856	225,409
Scentre Group	36,394	54,673
Sonic Healthcare Ltd.	2,844	50,226
Woolworths Group Ltd.	8,615	199,368

		1,406,831

Belgium — 2.3%
Ageas	1,222	44,046
Colruyt SA	379	22,714
Groupe Bruxelles Lambert SA	563	45,038
Proximus SADP	1,054	22,496
UCB SA	860	78,809

		213,103

Canada — 13.0%
Air Canada(a)	886	12,883
Atco Ltd., Class I	534	14,996
Canadian Apartment Properties REIT	523	17,998
CGI, Inc.(a)	1,644	104,844
CI Financial Corp.	1,540	16,363
Constellation Software, Inc.	138	132,704
Empire Co. Ltd., Class A	1,189	26,249
First Capital Real Estate Investment Trust	1,233	12,711
Gildan Activewear, Inc.	1,390	19,393
H&R Real Estate Investment Trust	991	7,020
Husky Energy, Inc.	2,490	7,996
Hydro One Ltd.(b)	2,304	41,778
iA Financial Corp. Inc.	716	23,245
IGM Financial, Inc.	573	12,136
Intact Financial Corp.	948	90,220
Kinross Gold Corp.(a)	8,601	56,786
Kirkland Lake Gold Ltd.	1,369	56,591
Loblaw Cos. Ltd.	1,253	61,662

Security	Shares	Value

Canada (continued)
Magna International, Inc.	2,016	$78,557
Metro, Inc.	1,744	71,755
Open Text Corp.	1,844	69,682
Power Corp. of Canada	3,916	62,625
RioCan Real Estate Investment Trust	1,076	12,291
SmartCentres Real Estate Investment Trust	515	7,888
Teck Resources Ltd., Class B	3,380	29,795
Thomson Reuters Corp.	1,363	96,030
WSP Global, Inc.	727	48,787

		1,192,985

China — 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	15,500	10,748

Colombia — 0.1%
Millicom International Cellular SA, SDR	228	5,925

Denmark — 0.2%
H Lundbeck A/S	484	17,659

Finland — 1.3%
Elisa OYJ	995	60,464
Nokian Renkaat OYJ	853	18,122
Orion OYJ, Class B	723	36,742

		115,328

France — 5.5%
Alstom SA	404	16,572
Atos SE	680	48,630
BioMerieux	289	35,707
Bouygues SA	1,539	47,352
Cie Generale des Etablissements Michelin SCA	1,171	113,143
Eurazeo SE	272	13,027
Eutelsat Communications SA	1,211	13,559
Faurecia SE	520	18,632
Ipsen SA	259	19,286
Peugeot SA	4,019	56,972
SCOR SE	1,099	30,964
Societe Generale SA	5,559	87,215

		501,059

Germany — 2.2%
Carl Zeiss Meditec AG, Bearer Shares	277	27,314
Covestro AG(b)	1,192	40,041
Deutsche Lufthansa AG, Registered Shares(a)	1,619	14,494
Hannover Rueck SE	416	66,283
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	87	19,055
Puma SE	565	35,491

		202,678

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Edge MSCI Multifactor Intl Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong — 4.7%
Hang Lung Properties Ltd.	14,000	$29,949
Hongkong Land Holdings Ltd.	7,900	33,047
Kerry Properties Ltd.	4,500	12,429
Link REIT	12,500	111,428
Sino Land Co. Ltd.	20,235	28,279
Swire Pacific Ltd., Class A	3,500	22,761
Swire Properties Ltd.	7,800	21,877
Vitasoy International Holdings Ltd.	6,000	21,399
WH Group Ltd.(b)	65,500	62,471
Wharf Real Estate Investment Co. Ltd.	8,000	33,867
Wheelock & Co. Ltd.	6,000	43,974
Yue Yuen Industrial Holdings Ltd.	5,000	7,976

		429,457

Ireland — 0.2%
AerCap Holdings NV(a)	840	23,621

Israel — 0.3%
Israel Discount Bank Ltd., Series A	7,912	25,669

Italy — 0.2%
Leonardo SpA	2,510	17,334

Japan — 18.0%
AGC, Inc.	1,300	32,058
Alfresa Holdings Corp.	1,300	25,924
Amada Holdings Co. Ltd.	2,200	19,886
Astellas Pharma, Inc.	12,900	213,355
Brother Industries Ltd.	1,500	25,423
Calbee, Inc.	600	18,155
Chubu Electric Power Co., Inc.	4,400	59,506
Credit Saison Co. Ltd.	1,100	12,493
Daicel Corp.	1,700	13,800
Electric Power Development Co. Ltd.	1,000	20,014
Fujitsu Ltd.	1,300	126,293
Hino Motors Ltd.	2,000	11,897
Hitachi Ltd.	6,400	189,948
Japan Airlines Co. Ltd.	800	14,270
JTEKT Corp.	1,400	10,256
Kakaku.com, Inc.	900	18,365
Kamigumi Co. Ltd.	700	12,324
Konica Minolta, Inc.	3,000	11,609
Kurita Water Industries Ltd.	700	19,529
Marubeni Corp.	10,700	51,529
Medipal Holdings Corp.	1,200	23,149
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,700	12,893
NEC Corp.	1,700	65,237
NH Foods Ltd.	600	21,298
Nippon Telegraph & Telephone Corp.	8,800	200,408
Obayashi Corp.	4,500	39,333
ORIX Corp.	1,400	16,475
Shimamura Co. Ltd.	200	12,609
Shinsei Bank Ltd.	1,100	13,269
Sumitomo Dainippon Pharma Co. Ltd.	1,100	15,219
Sumitomo Heavy Industries Ltd.	800	16,859

Security	Shares	Value

Japan (continued)
Sumitomo Rubber Industries Ltd.	1,200	$11,648
Sundrug Co. Ltd.	500	17,119
Suzuken Co. Ltd.	500	19,269
Toho Gas Co. Ltd.	500	24,567
Tohoku Electric Power Co., Inc.	3,000	28,236
Tokyo Electric Power Co. Holdings, Inc.(a)	10,400	35,010
Tokyo Gas Co. Ltd.	2,600	57,059
Toppan Printing Co. Ltd.	1,900	28,225
Tosoh Corp.	1,800	21,999
Toyo Suisan Kaisha Ltd.	600	28,852
Toyoda Gosei Co. Ltd.	400	7,450
Yamazaki Baking Co. Ltd.	800	14,147
Yokohama Rubber Co. Ltd.	700	8,903

		1,645,867

Netherlands — 8.5%
Aegon NV	12,170	31,480
EXOR NV	766	41,773
Koninklijke Ahold Delhaize NV	8,101	196,695
Koninklijke Philips NV	5,518	240,543
Koninklijke Vopak NV	536	30,908
NN Group NV	2,077	60,083
Randstad NV(a)	820	33,001
Wolters Kluwer NV	1,919	141,149

		775,632

New Zealand — 0.5%
Mercury NZ Ltd.	4,409	12,257
Spark New Zealand Ltd.	12,672	34,294

		46,551

Russia — 0.1%
Evraz PLC	3,422	11,340

Singapore — 1.2%
ComfortDelGro Corp. Ltd.	14,800	17,254
Mapletree Commercial Trust	13,500	18,589
Singapore Airlines Ltd.	3,600	15,567
Singapore Exchange Ltd.	5,200	35,460
Venture Corp. Ltd.	1,900	21,234

		108,104

Spain — 1.6%
Enagas SA	803	18,743
Mapfre SA	9,389	17,229
Red Electrica Corp. SA	3,073	54,091
Repsol SA	6,666	60,506

		150,569

Sweden — 1.3%
Boliden AB	1,873	37,755
ICA Gruppen AB	618	27,041
Kinnevik AB, Class B	1,674	34,405
L E Lundbergforetagen AB, B Shares	534	22,421

		121,622

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Edge MSCI Multifactor Intl Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland — 11.0%
Adecco Group AG, Registered Shares	1,062	$46,474
Baloise Holding AG, Registered Shares	332	49,673
Coca-Cola HBC AG	1,343	34,030
Pargesa Holding SA, Bearer Shares	267	18,993
Roche Holding AG	1,211	419,366
SGS SA, Registered Shares	36	81,205
Sonova Holding AG, Registered Shares	380	68,633
STMicroelectronics NV	4,676	120,414
Swiss Life Holding AG, Registered Shares	229	81,209
Swisscom AG, Registered Shares	179	93,007

		1,013,004

United Kingdom — 8.7%
3i Group PLC	6,707	65,889
Barratt Developments PLC	6,976	45,479
Berkeley Group Holdings PLC	816	42,834
Burberry Group PLC	2,817	48,913
Direct Line Insurance Group PLC	9,470	32,265
easyJet PLC	1,091	8,264
Fiat Chrysler Automobiles NV	7,457	64,682
Halma PLC	766	20,138
Hargreaves Lansdown PLC	1,951	35,302
J. Sainsbury PLC	12,156	30,254
JD Sports Fashion PLC	2,951	19,560
Kingfisher PLC	14,347	28,461
M&G PLC	17,407	28,858
Marks & Spencer Group PLC	13,259	15,448
Meggitt PLC(a)	5,449	19,081
Pearson PLC	5,347	30,834
Persimmon PLC	2,184	60,510
Smith & Nephew PLC	6,002	117,454

Security	Shares	Value

United Kingdom (continued)
Taylor Wimpey PLC	22,490	$41,535
WM Morrison Supermarkets PLC	16,546	38,026

		793,787

United States — 1.4%
Carnival PLC(a)	1,096	15,103
Ferguson PLC(a)	1,570	113,201

		128,304

Total Common Stocks — 97.7% (Cost — $10,188,713)		8,957,177

Preferred Stock — 0.6%

Germany — 0.6%
Porsche Automobil Holding SE, Preference Shares, 0.00%	1,044	52,715

Total Preferred Securities — 0.6% (Cost — $86,019)		52,715

Total Long-Term Investments — 98.3% (Cost — $10,274,732)		9,009,892

Short-Term Securities — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.21%(c)(d)	13,019	13,019

Total Short-Term Securities — 0.2% (Cost — $13,019)		13,019

Total Investments — 98.5% (Cost — $10,287,751)		9,022,911

Other Assets Less Liabilities — 1.5%		141,488

Net Assets — 100.0%		$9,164,399

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Edge MSCI Multifactor Intl Index Fund

(d)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased	Shares Sold		Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	35,420	—	(35,420	)(c)	—	$—	$155	(d)	$11	$(1)
BlackRock Cash Funds: Treasury, SL Agency Shares	285,315	—	(272,296	)(c)	13,019	13,019	187		—	—

						$13,019	$342		$11	$(1)

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.
(c)	Represents net shares purchased (sold).
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

REIT	Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Stoxx 50	4	06/19/20	$127	$12,760

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Edge MSCI Multifactor Intl Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$1,406,831	$—	$1,406,831
Belgium	—	213,103	—	213,103
Canada	1,192,985	—	—	1,192,985
China	—	10,748	—	10,748
Colombia	—	5,925	—	5,925
Denmark	—	17,659	—	17,659
Finland	—	115,328	—	115,328
France	—	501,059	—	501,059
Germany	—	202,678	—	202,678
Hong Kong	—	429,457	—	429,457
Ireland	23,621	—	—	23,621
Israel	—	25,669	—	25,669
Italy	—	17,334	—	17,334
Japan	—	1,645,867	—	1,645,867
Netherlands	172,057	603,575	—	775,632
New Zealand	—	46,551	—	46,551
Russia	—	11,340	—	11,340
Singapore	—	108,104	—	108,104
Spain	—	150,569	—	150,569
Sweden	—	121,622	—	121,622
Switzerland	—	1,013,004	—	1,013,004
United Kingdom	—	793,787	—	793,787
United States	—	128,304	—	128,304
Preferred Stock	—	52,715	—	52,715
Short-Term Securities	13,019	—	—	13,019

	$1,401,682	$7,621,229	$—	$9,022,911

Derivative Financial Instruments(a)
Assets:
Equity contracts	$12,760	$—	$—	$12,760

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.